UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
July 31, 2007 to August 27, 2007

Commission File Number of issuing entity: 333-130536-24

Banc of America Funding 2007-6 Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130536

Banc of America Funding Corporation
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

56-139-0085
(I.R.S. Employer Identification No.)

214 North Tryon Street,
                                     Charlotte, North Carolina         28255
(Address of principal executive offices of the issuing entity) (Zip Code)

(704) 386-2400
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-R	N/A	☐	☒	___________

Class A-1	N/A	☐	☒	___________

Class A-2	N/A	☐	☒	___________

Class A-3	N/A	☐	☒	___________

Class M-1	N/A	☐	☒	___________

Class M-2	N/A	☐	☒	___________

Class M-3	N/A	☐	☒	___________

Class M-4	N/A	☐	☒	___________

Class M-5	N/A	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes☒ No☐

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

See Exhibit monthly distribution statement for the period covered herein.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

On August 6, 2007, American Home Mortgage Corp., the originator of certain of the mortgage loans in the Banc of America Funding 2007-6 Trust, and certain related entities, filed a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. The Honorable Christopher S. Sontchi is presiding over this filing. At this time, American Home Mortgage Corp. is operating its business as a "debtor-in-possession" under the jurisdiction of the  Bankruptcy Court and in accordance with the applicable provisions of the United States Bankruptcy Code and orders of the United States Bankruptcy Court.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a) Monthly Distribution Date Statement for the period covered herein.

SIGNATURES*

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Funding 2007-6 Trust
_____________________________
(Issuing Entity)

CitiMortgage, Inc.
_____________________________
(Master Servicer)

August 31, 2007
Date: ______________                  /s/ Tommy Harris
_____________________________
Tommy Harris,
Senior Vice President